UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01737

                      GREAT-WEST VARIABLE ANNUITY ACCOUNT A
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                BEVERLY A. BYRNE
                           Vice-President and Counsel
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 737-3000


Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

                      Great-West Variable Annuity Account A

                Financial Statements and Financial Highlights for
       The Six Months Ended June 30, 2005 and Year Ended December 31, 2004

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                               $        6,416,321
     Cash                                                                                   96,377
     Dividends receivable                                                                    9,896
     Due from affiliate, net                                                               516,960
                                                                                  -----------------
                                                                                  -----------------

            Total assets                                                                 7,039,554
                                                                                  -----------------
                                                                                  -----------------

NET ASSETS                                                                      $        7,039,554
                                                                                  =================
                                                                                  =================

NET ASSETS REPRESENTED BY:
     Accumulation units - 349,240 units at $18.66                               $        6,516,141
     Reserves for annuities in course of payment                                           523,413
                                                                                  -----------------
                                                                                  -----------------

NET ASSETS                                                                      $        7,039,554
                                                                                  =================
                                                                                  =================

(1)  Cost of investments in securities:                                         $        4,551,321

See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest                                                                      $            410
     Dividends                                                                               66,329
                                                                                     ---------------
                                                                                     ---------------

     Total income                                                                            66,739
                                                                                     ---------------
                                                                                     ---------------

EXPENSES:
     Administration                                                                           9,092
     Mortality risks                                                                         12,294
     Investment management and advisory services                                             14,817
     Expense risks                                                                            2,190
                                                                                     ---------------
                                                                                     ---------------

     Total expenses                                                                          38,393
                                                                                     ---------------
                                                                                     ---------------

NET INVESTMENT INCOME                                                                        28,346
                                                                                     ---------------
                                                                                     ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                       (18,328)
     Change in net unrealized appreciation on investments                                   130,945
                                                                                     ---------------
                                                                                     ---------------

     Net realized and unrealized gain on investments                                        112,617
                                                                                     ---------------
                                                                                     ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $        140,963
                                                                                     ===============
                                                                                     ===============


See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                          2005            2004
                                                                      -------------   --------------
                                                                      ------------------------------
                                                                         UNAUDITED
OPERATIONS:
     Net investment income                                          $       28,346  $        54,087
     Net realized gain (loss) on investments                               (18,328)         256,262
     Change in net unrealized appreciation on investments                  130,945          613,600
                                                                      -------------   --------------
                                                                      -------------   --------------

     Net increase in net assets resulting from operations                  140,963          923,949
                                                                      -------------   --------------
                                                                      -------------   --------------

UNIT TRANSACTIONS:
     Surrenders                                                            (58,249)        (235,953)
     Annuity payments                                                                       (73,035)
     Death payments                                                        (46,609)         (82,359)
     Adjustments to net assets allocated to reserves for annuities
         in course of payment                                              (51,257)         150,068
                                                                      -------------   --------------
                                                                      -------------   --------------

     Net decrease in net assets resulting from unit transactions          (156,115)        (241,279)
                                                                      -------------   --------------
                                                                      -------------   --------------

     Total increase (decrease) in net assets                               (15,152)         682,670

NET ASSETS:
     Beginning of period                                                 7,054,706        6,372,036
                                                                      -------------   --------------
                                                                      -------------   --------------

     End of period                                                  $    7,039,554  $     7,054,706
                                                                      =============   ==============
                                                                      =============   ==============


OTHER INFORMATION:

UNITS:
     Redeemed during the year:
     Surrender                                                              (3,217)         (14,144)
     Death                                                                  (2,504)          (5,048)
                                                                      -------------   --------------
                                                                      -------------   --------------

     Net decrease                                                           (5,721)         (19,192)
                                                                      =============   ==============
                                                                      =============   ==============

See notes to financial statements.




GREAT-WEST VARIABLE ANNUITY ACCOUNT A
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Selected data for an accumulation unit for the periods indicated were as follows:


                                     Six Months End                 Year Ended December 31,
                                                  --------------------------------------------------------------
                                                  --------------------------------------------------------------
                                     June 30, 2005   2004         2003        2002          2001        2000
                                     ------------------------  -----------  ----------    ---------   ----------
                                     ------------------------  -----------  ----------    ---------   ----------
                                    UNAUDITED
Unit Value, Beginning of Period    $   18.2556  $    15.7071 $    12.4335 $   13.9968   $  14.3150  $   12.4020

Income from Investment Operations

Net investment income                   0.1003        0.2045       0.2517      0.1544       0.1532       0.1605
Net realized and unrealized gain (loss) 0.3022        2.3440       3.0219     (1.7177)     (0.4714)      1.7525
                                     ----------   -----------  -----------  ----------    ---------   ----------
                                     ----------   -----------  -----------  ----------    ---------   ----------

Total Income (Loss) From
Investment Operations o                 0.4025        2.5485       3.2736     (1.5633)     (0.3182)      1.9130
                                     ----------   -----------  -----------  ----------    ---------   ----------
                                     ----------   -----------  -----------  ----------    ---------   ----------

Unit Value, End of Period          $   18.6581  $    18.2556 $    15.7071 $   12.4335   $  13.9968  $   14.3150
                                     ==========   ===========  ===========  ==========    =========   ==========
                                     ==========   ===========  ===========  ==========    =========   ==========


Total Return                             2.20% ^      16.23%       26.33%     (11.17%)      (2.22%)      15.42%

Net Assets, End of Period          $ 6,516,141  $  6,480,036 $  5,876,858 $ 5,250,832   $ 6,166,806 $ 6,744,185

Ratio of Expense to
Average Net Assets                       1.21% *       1.21%        1.21%       1.21%        1.27%        1.20%

Ratio of Net Investment Income to
Average Net Assets                       0.89% *       0.89%        1.07%       0.94%        0.86%        1.40%

Portfolio Turnover Rate                  2.57% ^      13.47%       13.49%      37.55%       14.13%       15.42%


o Net investment income and realized and unrealized gains (losses) are reflected in the value of the accumulation units. Dividends are not declared from income and capital gains are not distributed.

*  Annualized

^ Based on operations for the period shown and, accordingly, are not representative of a full year.


See notes to financial statements.

Great-West Variable Annuity Account A
Schedule of Investments
June 30, 2005
Unaudited

COMMON STOCK

Shares                                                                                                  Value ($)

AEROSPACE & DEFENSE --- 3.7%
         1,350 Lockheed Martin Corp                                                                        87,575
         3,200 Rockwell Collins                                                                           152,576
                                                                                                         $240,151


AUTO PARTS & EQUIPMENT --- 2.8%
         3,200 Johnson Controls Inc                                                                        180,256
                                                                                                          $180,256


BANKS --- 5.5%
         5,123 Regions Financial Corp                                                                      173,567
         3,625 Wachovia Corp                                                                               179,800
                                                                                                          $353,367


BUILDING MATERIALS --- 3.5%
         3,500 Vulcan Materials Co                                                                         227,465
                                                                                                          $227,465


CHEMICALS --- 2.4%
         2,500 PPG Industries Inc                                                                          156,900
                                                                                                          $156,900


COMMUNICATIONS - EQUIPMENT --- 2.0%
         110 Lucent Technologies Inc*                                                                           85
         7,100 Motorola Inc                                                                                129,646
                                                                                                          $129,731


COMPUTER HARDWARE & SYSTEMS --- 1.7%
         2,800 Dell Inc*                                                                                   110,628
                                                                                                          $110,628


ELECTRIC COMPANIES --- 3.1%
         4,300 Consolidated Edison Inc                                                                     201,412
                                                                                                          $201,412


ELECTRONIC INSTRUMENT & EQUIP --- 2.4%
         3,200 Rockwell Automation Inc                                                                     155,872
                                                                                                          $155,872


ELECTRONICS - SEMICONDUCTOR --- 1.8%
         4,400 Intel Corp                                                                                  114,664
                                                                                                          $114,664


FINANCIAL SERVICES --- 2.3%
         4,224 JPMorgan Chase & Co                                                                         149,192
                                                                                                          $149,192


FOOD & BEVERAGES --- 2.9%




         3,000 Hershey Foods Corp                                                                          186,300
                                                                                                          $186,300


HOUSEHOLD GOODS --- 8.3%
         2,900 Kimberly-Clark Corp                                                                         181,511
         4,500 Leggett & Platt Inc                                                                         119,610
         5,900 Maytag Corp                                                                                  92,394
         5,900 Newell Rubbermaid Inc                                                                       140,656
                                                                                                          $534,171


INSURANCE RELATED --- 11.0%
         2,500 Allstate Corp                                                                               149,375
         2,600 Hartford Financial Services Group Inc                                                       194,428
         3,800 Lincoln National Corp                                                                       178,296
         3,475 Torchmark Corp                                                                              181,395
                                                                                                          $703,494


LEISURE & ENTERTAINMENT --- 2.7%
        10,220 Time Warner Inc*                                                                            170,776
                                                                                                          $170,776


OFFICE EQUIPMENT & SUPPLIES --- 2.1%
        10,000 Xerox Corp*                                                                                 137,900
                                                                                                          $137,900


OIL & GAS --- 11.0%
         2,424 Exxon Mobil Corp                                                                            139,307
         2,100 Schlumberger Ltd                                                                            159,474
         2,530 Sunoco Inc                                                                                  287,610
         2,200 Transocean Inc*                                                                             118,734
                                                                                                          $705,125


PHARMACEUTICALS --- 3.2%
         3,200 Johnson & Johnson                                                                           208,000
                                                                                                          $208,000


PRINTING & PUBLISHING --- 4.5%
         2,100 Gannett Co Inc                                                                              149,373
         4,000 Tribune Co                                                                                  140,720
                                                                                                          $290,093


RESTAURANTS --- 3.2%
         5,100 Brinker International Inc*                                                                  204,255
                                                                                                          $204,255


RETAIL --- 4.0%
         4,400 Albertson's Inc                                                                              90,992
         3,700 Costco Wholesale Corp                                                                       165,834
                                                                                                          $256,826


SPECIALIZED SERVICES --- 1.4%
         8,000 Adecco SA                                                                                    90,880
                                                                                                           $90,880


TELEPHONE & TELECOMMUNICATIONS --- 2.2%
         6,000 SBC Communications Inc                                                                      142,500
                                                                                                          $142,500





TEXTILES --- 2.4%
         3,900 Liz Claiborne Inc                                                                           155,064
                                                                                                          $155,064


UTILITIES --- 9.5%
         3,500 Constellation Energy Group                                                                  201,915
         7,400 Duke Energy Corp                                                                            220,002
         4,600 NICOR Inc                                                                                   189,382
                                                                                                          $611,299


TOTAL COMMON STOCK --- 100.0%                                                                           $6,416,321
(Cost $4,551,321)

TOTAL GREAT-WEST VARIABLE ANNUITY ACCOUNT A --- 100.0%                                                  $6,416,321
(Cost $4,551,321)

Legend
* Non-income Producing Security
See Notes to Financial Statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Great-West Variable Annuity Account A (Variable Annuity Account A) is a separate and distinct investment fund established by The Great-West Life Assurance Company (Great-West Life). On December 31, 1991, Variable Annuity Account A was transferred to and the variable annuity contracts were reinsured by Great-West Life & Annuity Insurance Company (GWL&A), an affiliate of Great-West Life. Variable Annuity Account A is registered as an open-end diversified management investment company under the Investment Company Act of 1940, and the registration under the Securities Act of 1933 of the group variable annuity contracts funded by Variable Annuity Account A became effective on November 27, 1968. Purchase payments were first placed in Variable Annuity Account A on January 3, 1969.

        Effective April 6, 1984, Great-West Life ceased issuing variable annuity contracts. Effective May 1, 1987, Great-West Life has not allowed new participants to be enrolled under existing variable annuity contracts and effective May 1, 1989, no additional contributions under existing variable annuity contracts are being accepted.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of Variable Annuity Account A.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. Variable Annuity Account A utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Variable Annuity Account A Committee. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Variable Annuity Account A Committee.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific identification.

        Dividend income is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.




        Federal Income Taxes

        The Variable Annuity Account A investment income is applied to increase accumulation unit values. Under existing federal income tax rules, Variable Annuity Account A investment income is not taxed to the extent that it is applied to increase accumulation unit values. GWL&A reserves the right to charge Variable Annuity Account A if such taxes are imposed in the future.

        Reserves For Annuities In Course of Payment

        Net assets allocated to reserves for annuities in course of payment are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by GWL&A and may result in additional amounts being transferred into the variable annuity account by GWL&A to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to GWL&A. At June 30, 2005, Variable Annuity Account A recorded a receivable from GWL&A of $523,413 to cover greater longevity of annuitants than expected.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
        GWL&A provides administrative services to Variable Annuity Account A and has assumed mortality and expense risks of the contracts. Effective November 1, 1996, GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A, serves as investment adviser. A daily deduction of .0033052% (an effective annual rate of 1.2064%) is made from the gross investment income of Variable Annuity Account A. This deduction, expressed on an annual basis, is broken down as follows: 0.2857% for administrative expenses, 0.3863% for mortality risks, 0.0688% for expense risks, and 0.4656% for investment management and advisory services.

        Contract benefit payments are advanced by GWL&A to contract holders on behalf of Variable Annuity Account A. Variable Annuity Account A reimburses GWL&A for these payments periodically.

        As of June 30, 2005, there were 35 funds for which the committee members served as Directors, one of which is Variable Annuity Account A. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the year ended June 30, 2005. Certain officers of Variable Annuity Account A are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested committee member of Variable Annuity Account A receives any compensation directly from Variable Annuity Account A.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES
        For the year ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $162,246 and $233,161, respectively. For the year ended June 30, 2005, there were no purchases or sales of long-term U.S. Government securities.

4. ACCUMULATION UNIT VALUES
            VALUATION                ACCUMULATION               VALUATION                ACCUMULATION
              DATE                    UNIT VALUE                   DATE                   UNIT VALUE
      ----------------------   -------------------------- -----------------------  --------------------------
      January 3, 1969      $           1.00000000         March 31, 1972        $          1.50937876
      March 28, 1969       $           1.07468400         June 30, 1972         $          1.46441659
      June 27, 1969        $           1.07583259         September 29, 1972    $          1.41141921
      September 30, 1969   $           1.04319336         December 31, 1972     $          1.43641768
      December 31, 1969    $           1.05956294         March 30, 1973        $          1.14518173
      March 31, 1970       $           1.05322327         June 29, 1973         $           .94975920
      June 30, 1970        $            .86337212         September 28, 1973    $          1.12752636
      September 30, 1970   $            .98057690         December 31, 1973     $           .98798465


                                                                                          (Continued)





4. ACCUMULATION UNIT VALUES (Continued)
            VALUATION                ACCUMULATION               VALUATION                ACCUMULATION
              DATE                    UNIT VALUE                   DATE                   UNIT VALUE
      ----------------------   -------------------------- -----------------------  --------------------------
      December 31, 1970    $           1.08416020         March 29, 1974        $           .92504974
      March 31, 1971       $           1.28783953         June 28, 1974         $           .84636772
      June 30, 1971        $           1.31417688         September 30, 1974    $           .69582357
      September 30, 1971   $           1.34600160         December 31, 1974     $           .76438983
      December 31, 1971    $           1.40624309         March 31, 1975        $           .85484991
      June 30, 1975        $            .94523691         September 30, 1987    $          3.58107036
      September 30, 1975   $            .86720026         December 31, 1987     $          2.90927633
      December 31, 1975    $            .89703274         March 31, 1988        $          3.03211290
      March 31, 1976       $           1.02654318         June 30, 1988         $          3.14170371
      June 30, 1976        $           1.04254066         December 31, 1988     $          3.24632490
      September 30, 1976   $           1.02175714         March 31, 1989        $          3.40048089
      December 31, 1976    $           1.06312535         June 30, 1989         $          3.66057985
      March 31, 1977       $            .96668709         September 30, 1989    $          4.03595925
      June 30, 1977        $            .97779837         December 31, 1989     $          4.16667314
      September 30, 1977   $            .91543186         March 31, 1990        $          4.10420565
      December 31, 1977    $            .91330430         June 30, 1990         $          4.40575331
      March 31, 1978       $            .88025820         September 30, 1990    $          3.95067300
      June 30, 1978        $            .94981303         December 31, 1990     $          4.09586804
      September 30, 1978   $           1.02175412         March 31, 1991        $          4.67731834
      December 31, 1978    $            .94566769         June 30, 1991         $          4.46997251
      March 31, 1979       $           1.03700469         September 30, 1991    $          4.70629835
      June 30, 1979        $           1.03384794         December 31, 1991     $          5.17489662
      September 30, 1979   $           1.07966980         March 31, 1992        $          5.00089395
      December 31, 1979    $           1.09861144         June 30, 1992         $          4.90045709
      March 31, 1980       $           1.02778990         September 30, 1992    $          4.94334533
      June 30, 1980        $           1.15888482         December 31, 1992     $          5.39680799
      September 30, 1980   $           1.24125856         March 31, 1993        $          5.70268053
      December 31, 1980    $           1.34937658         June 30, 1993         $          5.91443136
      March 31, 1981       $           1.34420316         September 30, 1993    $          6.20352631
      June 30, 1981        $           1.31151501         December 31, 1993     $          6.24551098
      September 30, 1981   $           1.21957549         March 31, 1994        $          6.07099873
      December 31, 1981    $           1.34034823         June 30, 1994         $          5.98373289
      March 31, 1982       $           1.22060069         September 30, 1994    $          6.21184797
      June 30, 1982        $           1.21747890         December 31, 1994     $          6.07070336
      September 30, 1982   $           1.32107048         March 31, 1995        $          6.43386353
      December 31, 1982    $           1.54829628         June 30, 1995         $          6.93539739
      March 31, 1983       $           1.72492408         September 30, 1995    $          7.34349110
      June 30, 1983        $           1.88999803         December 31, 1995     $          7.50058268
      September 30, 1983   $           1.85391985         March 31, 1996        $          7.97167430
      December 31, 1983    $           1.86959830         June 30, 1996         $          8.16277408
      March 31, 1984       $           1.77987261         September 30, 1996    $          8.36088935
      June 30, 1984        $           1.74123169         December 31, 1996     $          8.76699327
      September 30, 1984   $           1.89436321         March 31, 1997        $          9.10319430
      December 31, 1984    $           1.94021457         June 30, 1997         $          9.87479147
      March 31, 1985       $           2.11639231         September 30, 1997    $         10.11055595
      June 30, 1985        $           2.31593116         December 31, 1997     $         10.66148379
      September 30, 1985   $           2.17502453         March 31, 1998        $         10.99141808
      December 31, 1985    $           2.50415588         June 30, 1998         $         11.46520474
      March 31, 1986       $           2.92575544         September 30, 1998    $          9.63105524
      June 30, 1986        $           3.12894373         December 31, 1998     $         11.95317612


                                                                                          (Continued)





4. ACCUMULATION UNIT VALUES (Continued)
            VALUATION                ACCUMULATION               VALUATION                ACCUMULATION
              DATE                    UNIT VALUE                   DATE                   UNIT VALUE
      ----------------------   -------------------------- -----------------------  --------------------------
      September 30, 1986   $           2.79849885         March 31, 1999        $         12.29221948
      December 31, 1986    $           2.92996949         June 30, 1999         $         13.52815376
      March 31, 1987       $           3.45357315         September 30, 1999    $         12.49689723
      June 30, 1987        $           3.47692861         December 31, 1999     $         12.40218931
      March 31, 2000       $          12.53233074         December 31, 2002     $         12.43353369
      June 30, 2000        $          12.24858685         March 31, 2003        $         11.56298533
      September 30, 2000   $          13.38557109         June 30, 2003         $         13.53742761
      December 31, 2000    $          14.31497677         September 30, 2003    $         13.93933144
      March 31, 2001       $          13.73607754         December 31, 2003     $         15.70708492
      June 30, 2001        $          14.31362550         March 31, 2004        $         16.37585983
      September 30, 2001   $          12.85597815         June 30, 2004         $         16.55182442
      December 31, 2001    $          13.99677835         September 30, 2004    $         16.65007324

      March 31, 2002       $          15.05815490         December 31, 2004     $         18.25560866

      June 30, 2002        $          14.19273347         March 31, 2005        $         18.25491083

      September 30, 2002   $          11.81737430         June 30, 2005         $         18.65808224



                                                                                          (Concluded)




5. SUBSEQUENT EVENT
     An application has been filed with the SEC to terminate the registration under the Investment Company Act of 1940. The termination was effective on August 24, 2005. Upon approval of the termination of registration, the assets will be invested in a registered open-end management investment company, Vanguard Variable Insurance Fund Equity Income Portfolio.

Investment Advisory Contract Approval

The Great-West Variable Annuity Account A ("VAAA") Committee (the "Committee"), including the Committee Members who are not interested persons of VAAA (the "Independent Committee Members"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between VAAA and GW Capital Management, LLC ("GWCM").

Based on its review of the Advisory Agreement, the information described below, and such considerations as the Committee deemed relevant, the Committee concluded that the terms of the Agreement are fair and reasonable, and that the advisory fee rates provided in the Agreement are fair and reasonable in relation to the services rendered.

The Independent Committee Members met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by GWCM in connection with the proposed continuation of the Agreement. In approving the Agreement, the Committee considered such information as the Committee deemed reasonably necessary to evaluate the terms of the Agreement. The Committee also noted that information regarding GWCM's performance is provided to the Committee on an ongoing basis at regular meetings of the Committee held throughout the year. Discussed below are the principal factors considered by the Committee in approving the Agreement. This discussion is not intended to be all-inclusive. In approving the Agreement, the Committee did not identify any single factor as being determinative. Rather, the Committee's approvals were based on each Committee Member's business judgment after consideration of the information as a whole. Individual Committee Members may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Committee.

Under the terms of the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Committee, directs the investments of VAAA in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Committee, the management and administrative services necessary for the operation of VAAA.

Nature, Extent and Quality of Services. The Committee considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by GWCM. In this regard, the Committee considered, among other things, GWCM's personnel, experience, resources and track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of VAAA and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of VAAA. The Committee also considered GWCM's reputation for management of the specific investment strategies for VAAA, GWCM's overall financial condition, technical resources, compliance program and operational capabilities. Consideration was given to the fact that at regular meetings of the Committee held throughout the year, the Committee meets with representatives of GWCM to discuss portfolio management strategies and performance. The Committee also considered GWCM's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for VAAA and procedures GWCM uses for obtaining best execution for transactions in VAAA. Consideration was also given to the VAAA turnover rates in relation to the quality of the services provided.

Investment Performance. The Committee considered and concluded that it was generally satisfied with the investment performance of VAAA. The Committee reviewed information regarding the investment performance, as compared against various benchmarks and the performance of similar funds. The performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, and risk-weighted performance measures. The Committee noted VAAA performed relative to the short- and long-term returns of its benchmarks and peer funds.

Costs and Profitability. The Committee considered the cost of services to be provided and profits to be realized by GWCM and its affiliates from their relationships with VAAA. The Committee concluded that the cost of services and the profitability of GWCM were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Committee considered the structure and the level of the investment management fee and other expenses payable by VAAA. In evaluating the management fee, the Committee considered the fees payable by and the total expense ratios of similar funds managed by other advisers. The Committee also considered the total expense ratio of VAAA in comparison to the median expense ratio for all funds within the same Morningstar fund category as VAAA. Based on the information provided, the Committee concluded that the total expenses of VAAA (including the management fee) were within the range of fees paid by similar funds, and that VAAA's expense ratio was near or below the median expense ratio for the applicable Morningstar fund category.

The Committee considered the overall financial soundness of GWCM and the profits to be realized by GWCM and its affiliates. The Committee requested and reviewed the financial statements of and profitability information from GWCM. In evaluating the information provided by GWCM, the Committee noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors.

Economies of Scale. The Committee considered the extent to which economies of scale may be realized by VAAA. In evaluating economies of scale, the Committee considered, among other things, the current level of management, the profitability and financial condition of GWCM, and the current level of VAAA assets. The Committee concluded that as the assets in VAAA are dwindling, no economies of scale could be identified and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Committee also considered ancillary benefits derived or to be derived by GWCM from its relationship with VAAA as part of the total mix of information evaluated by the Committee. The Committee also noted where services were provided to VAAA by an affiliate of GWCM, and took into account the fact that VAAA is used as a funding vehicle under a variable annuity contract offered by an insurance company affiliated with GWCM.

Annual Meeting of VAAA Participants

The annual meeting of VAAA Participants was held April 18, 2005, at which the following matters were submitted for consideration by the Participants:

1. To approve the filing of an application with the U.S. Securities and Exchange Commission to terminate the registration of VAAA and cease to be a registered investment company.

        176,108.384 units voted FOR the proposal
        3,212.444 units voted AGAINST the proposal
        3,942.805 units ABSTAINED

2. To elect members of the VAAA Committee to serve until their successors are elected and qualified. Committee members presented for Participant consideration were:


                         Units Voted FOR Units voted to
                               WITHHOLD AUTHORITY
        M.T.G. Graye         178,988,356                  4,275.177
        R.P. Koeppe          178,988,356                  4,275.177
        R. Jennings          178,988,356                  4,275.177
        W.T. McCallum        178,988,356                  4,275.177
        S. Zisman            178,988,356                  4,275.177

3. To ratify or reject the selection of Deloitte & Touche LLP as independent auditors for VAAA for the fiscal year ending December 31, 2005.

        179,320.828 units voted FOR
        -0- units voted AGAINST
        3,942.805 units ABSTAINED

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A


By:
        /s/ W.T. McCallum
        W. T. McCallum
        President

Date:   August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
        /s/ W.T. McCallum
        W. T. McCallum
        President

Date:   August 24, 2005


By:
        /s/ G.R. McDonald
        G. R. McDonald
        Treasurer

Date:   August 24, 2005